MAINLAND CHINA CONTRIBUTION PLAN	6 Months Ended
Jun. 30, 2024
MAINLAND CHINA CONTRIBUTION PLAN
MAINLAND CHINA CONTRIBUTION PLAN

15.         MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ income. The total contribution for such employee benefits were $122  and $113 for the six months ended June 30, 2023 and 2024, respectively.